Equity Incentive Plans - Summary of Non-vested Restricted Common Stock Awards Issued to Employees (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Number of Shares
Balance at the beginning | shares	1,009
Vested | shares	(71)
Cancelled | shares	(938)
Balance at the end | shares	0
Weighted- Average Grant-Date Fair Value Per Share
Balance at the beginning (in dollars per share) | $ / shares	$ 0.36
Vested (in dollars per share) | $ / shares	0.36
Cancelled (in dollars per share) | $ / shares	0.36
Balance at the end (in dollars per share) | $ / shares	$ 0